Financial instruments - Fair value - Level 2 instruments, carrying values of financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of liabilities [line items]
Carrying value	$ 3,714,666	$ 3,624,851
Long-term debt excluding deferred financing fees | Level 2
Disclosure of fair value measurement of liabilities [line items]
Carrying value	2,168,585	2,177,499
Fair value	$ 1,953,932	$ 2,292,787